OTHER LIABILITIES - Significant weighted average assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Executives Plan
Significant weighted average assumptions
Discount rate (as a percent)	3.00%	3.80%	3.30%
Retirement Program
Significant weighted average assumptions
Discount rate (as a percent)	2.80%	3.50%	3.00%
Retirement Program | Minimum
Significant weighted average assumptions
Termination of employment per annum	0.50%	0.53%
Retirement Program | Maximum
Significant weighted average assumptions
Termination of employment per annum	3.25%	2.58%